Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Supplemental Balance Sheet Information Related to Leases
The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31, 2021	As of December 31, 2022
	RMB	RMB
Operating lease right-of-use assets	247,819	162,180
Operating lease liabilities	264,069	186,107

Summary of Lease Cost	For
the
years
ended
December
31
,
2021
and
2022
, total lease
cost
comprised
of
the
following
:

	For the Year Ended December 31,
	2021	2022
	RMB	RMB
Operating lease cost	46,102	39,476
Short term lease cost	385	1,724

Total lease cost	46,487	41,200

Summary of Operating Lease Liabilities
The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2022:

As of December 31, 2022
RMB
2023	19,100
2024	26,084
2025	26,559
2026	28,201
2027	29,755
Thereafter	99,792

Total operating lease payments (undiscounted)	229,491
Less: Imputed interest	(43,384)

Total operating lease liabilities (discounted)	186,107

Summary of Supplemental Cash Flow Information Related to the Operating Leases
Supplemental cash flow information related to the operating leases was as follow:

	For the Year Ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in operating lease liabilities	27,360	24,554